Long-Term Debt (tables)	12 Months Ended
Mar. 31, 2017
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
4. Long-Term Debt

	2017	2016
	(In thousands)
Revolving credit facility,
2.22% and 1.95%, due through 2022	$214,781	$271,592
Farm Credit term loan,
3.38% due 2022	99,836	-
Secured Industrial Revenue Development Bonds,
3.02%	-	22,630
Secured promissory note,
6.98%, due through 2022	10,340	12,114
Lease financing obligations,
2.62%, due through 2020	4,679	5,313
Secured promissory note,
6.35%, due through 2020	1,782	2,474
2.00%, due through 2021	999	1,200
Other	216	216
	332,633	315,539
Less current portion	3,495	279,572
	$329,138	$35,967

Years ending March 31:
2018	$3,495
2019	3,702
2020	3,217
2021	5,518
2022	316,485
Thereafter	216
Total	$332,633